Summary of Significant Accounting Policies, Fair Value Measurements (FY) (Details) - Recurring [Member] - Money Market Funds [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Fair value assets	$ 25,062	$ 9,648	$ 16,829
Level 1 [Member]
Fair Value Measurements [Abstract]
Fair value assets	25,062	9,648	16,829
Level 2 [Member]
Fair Value Measurements [Abstract]
Fair value assets	0	0	0
Level 3 [Member]
Fair Value Measurements [Abstract]
Fair value assets	$ 0	$ 0	$ 0